Consolidated Schedule of Investments (unaudited) March 31, 2019	BlackRock iShares® Dynamic Allocation V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Affiliated Investment Companies — 100.5%(d)

Equity Funds — 62.3%
iShares Core MSCI EAFE ETF(a)	188,516	$11,456,117
iShares Core MSCI Emerging Markets ETF	80,613	4,168,498
iShares Core S&P 500 ETF(a)	159,694	45,442,525
iShares Core S&P Small-Cap ETF	30,785	2,375,063
iShares Edge MSCI Minimum Volatility USA ETF(a)	90,541	5,323,811
iShares Edge MSCI USA Momentum Factor ETF(a)	38,270	4,293,129
iShares Global Tech ETF(a)	47,868	8,188,779

		81,247,922

Fixed Income Funds — 38.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	77,822	9,265,487
iShares Intermediate-Term Corporate Bond ETF(a)	167,813	9,253,209
iShares J.P. Morgan USD Emerging Markets Bond ETF	60,819	6,693,739
iShares Short Maturity Bond ETF(a)	300,519	15,098,075
iShares U.S. Treasury Bond ETF(a)	383,881	9,689,156

		49,999,666

Short-Term Securities — 22.9%(b)
BlackRock Liquidity Funds, T-Fund, Institutional Class,
2.37%	17,159	17,159
SL Liquidity Series, LLC, Money Market Series,
2.67%(c)	29,933,267	29,942,247

		29,959,406

Total Affiliated Investment Companies — 123.4% (Cost: $158,877,281)		161,206,994

Liabilities in Excess of Other Assets — (23.4)%		(30,528,398)

Net Assets — 100.0%		$130,678,596

(a)	Security, or a portion of the security, is on loan.
(b)	Annualized 7-day yield as of period end.
(c)	Security was purchased with the cash collateral from loaned securities.

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Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock iShares® Dynamic Allocation V.I. Fund

(d)

During the period ended March 31, 2019, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares Held at 12/31/18	Shares Purchased		Shares Sold		Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	272,513	—		(255,354	)(b)	17,159	$17,159	$722		$—	$—
SL Liquidity Series, LLC, Money Market Series	26,024,369	3,908,898	(c)	—		29,933,267	29,942,247	41,935	(d)	8,242	845
iShares Core MSCI EAFE ETF	190,016	1,300		(2,800)		188,516	11,456,117	—		(23,933)	1,116,481
iShares Core MSCI Emerging Markets ETF	81,513	200		(1,100)		80,613	4,168,498	—		(925)	370,448
iShares Core S&P 500 ETF	109,639	52,475		(2,420)		159,694	45,442,525	179,803		135,965	4,626,719
iShares Core S&P Mid-Cap ETF*	20,257	—		(20,257)		—	—	—		(393,797)	598,364
iShares Core S&P Small-Cap ETF	31,125	100		(440)		30,785	2,375,063	7,992		3,420	239,642
iShares Edge MSCI Minimum Volatility USA ETF	91,341	500		(1,300)		90,541	5,323,811	21,304		11,563	568,984
iShares Edge MSCI USA Momentum Factor ETF	78,970	200		(40,900)		38,270	4,293,129	18,014		(382,723)	987,528
iShares Global Tech ETF	45,208	3,360		(700)		47,868	8,188,779	—		(10,000)	1,295,028
iShares iBoxx $ Investment Grade Corporate Bond ETF	105,522	200		(27,900)		77,822	9,265,487	55,579		(71,551)	577,718
iShares Intermediate-Term Corporate Bond ETF	175,713	700		(8,600)		167,813	9,253,209	58,343		(1,337)	461,590
iShares J.P. Morgan USD Emerging Markets Bond ETF	62,919	100		(2,200)		60,819	6,693,739	53,958		(12,878)	391,012
iShares Short Maturity Bond ETF	370,419	1,400		(71,300)		300,519	15,098,075	69,541		(13,451)	136,538
iShares S&P 500 Growth ETF*	14,822	—		(14,822)		—	—	—		(202,451)	297,392
iShares S&P 500 Value ETF*	22,800	—		(22,800)		—	—	—		(228,815)	320,077
iShares U.S. Treasury Bond ETF	164,381	225,700		(6,200)		383,881	9,689,156	33,821		2,224	198,506

							$161,206,994	$541,012		$(1,180,447)	$12,186,872

*	No longer held by the Fund as of period end.
(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)	Represents net shares purchased.
(d)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Currency

USD — United States Dollar

Portfolio Abbreviations

EAFE — Europe, Australasia and Far East

ETF — Exchange-Traded Fund

MSCI — Morgan Stanley Capital International

S&P — S&P Global Ratings

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Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock iShares® Dynamic Allocation V.I. Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$131,247,588	$—	$—	$131,247,588
Short-Term Securities	17,159	—	—	17,159

Subtotal	$131,264,747	$—	$—	$131,264,747

Investments valued at NAV(a)				29,942,247

Total Investments				$161,206,994

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended March 31, 2019, there were no transfers between levels.

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